Financial risk management	12 Months Ended
Dec. 31, 2018
Financial risk management
Financial risk management

3.   Financial risk management

This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance.

a.   Credit risk

Credit risk arises from cash and cash equivalents, deposits with banks and financial institutions, and if a counterparty will default on its contractual obligations resulting in financial loss to the Group.

The credit risk on liquid funds is limited because cash balances are held with bank and financial institutions with credit-ratings assigned by international credit-rating agencies. All deposits are held with banks that have a minimum S&P rating of A or A-3 for short term deposits.

At December 31, 2018, no current asset receivables were aged over three months. No receivables were impaired.

b.   Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they become due. The principal risk to which the Group is exposed is liquidity risk. See discussion in Note 1 as it relates to the Group’s ability to continue as a going concern.

The Group has financed its operations to date using cash raised through the issuance of debt and equity. The Directors acknowledge that uncertainty remains over the ability of the Group to have the resources to fully support advancing iclaprim through regulatory approval and commercialization in the United States and Europe. To fund these activities and maintain business operations, the Group will need additional funding which may come through public markets, private financing, and/or partnering opportunities.

The Group is heavily dependent on the public markets both in the United States and United Kingdom.  A downturn in the public markets, especially for biotech companies, may make it difficult for the Group to obtain sufficient funds on acceptable terms.  A delay obtaining additional funding could have a negative impact on the Group’s prospects for the commercialization of iclaprim.

In the event that the Group does not have adequate capital to maintain or develop its business, additional capital may not be available to the Group on a timely basis, on favorable terms, or at all, which could have a material negative impact on the Group’s business and results of operations.

Contractual maturities of financial liabilities:

		Between 1	Between 2
(in thousands)	< 1 year	and 2 years	and 5 years	Over 5 years
At December 31, 2018	US $	US $	US $	US $	Total
Trade payables and accrued liabilities	7,207	—	—	—	7,207
Derivative liabilities	—	—	5,789	—	5,789
Term Loan and other non-current (Note 13)	4,655	5,642	5,133	—	15,430
	11,862	5,642	10,922	—	28,426

		Between 1	Between 2
(in thousands)	< 1 year	and 2 years	and 5 years	Over 5 years
At December 31, 2017	US $	US $	US $	US $	Total
Trade payables and accrued liabilities	10,890	—	—	—	10,890
Payable on completion of clinical trial	500	—	—	—	500
Derivative liabilities	—	—	12,626	—	12,626
Term Loan and other non-current (Note 13)	—	4,700	10,730	—	15,430
	11,390	4,700	23,356	—	39,446

c.   Market risk

Foreign currency risk

The Group undertakes certain transactions denominated in foreign currencies. Hence, exposures to exchange rate fluctuations arise. Exchange rate exposures are managed by minimizing the balance of foreign currencies to cover expected cash flows during periods where there is strengthening in the value of the foreign currency. The Group holds part of its cash resources in US dollars and British pounds sterling. The valuation of the cash fluctuates along with the US dollar/sterling exchange rate. No hedging of this risk is undertaken.

The carrying amounts of foreign currency denominated monetary net assets at the reporting date are as follows:

	December 31, 2018	December 31, 2017
(in thousands)	US $	US $
Sterling - Cash	491	462

The exchange rate between British Pound and the United States Dollar at December 31, 2018 and 2017 was 1.28 and 1.35, respectively. At December 31, 2018, a change in foreign currency exchange rates is not expected to have a significant impact on the profit or losses of the Group.

Interest rate risk

The Group’s exposure to interest rate risk is limited to interest earned on the cash and cash equivalent balance of $12.3 million and its financing exposures on the Hercules loan, which had an initial interest rate of 10% tied to a margin above the U.S. prime rate. The interest rate at December 31, 2018 was 11%. A change in interest rates is not expected to have a significant impact on the profit or losses of the Group.

d.   Capital risk management

The Directors define capital as the total equity of the Group. The Directors’ objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal structure to reduce the cost of capital. In order to maintain an optimal capital structure, the Directors may adjust the amount of dividends paid to shareholders, return capital to shareholders and issue new shares to reduce debt.